Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 70,333	$ 61,622	$ 204,603	$ 179,650
Canada
Disclosure of geographical areas [line items]
Revenue	3,784	3,352	10,644	9,880
United States
Disclosure of geographical areas [line items]
Revenue	46,579	41,760	136,165	124,054
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 19,970	$ 16,510	$ 57,794	$ 45,716